SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of stock options activity

A summary of the Company’s activity for options granted to employees and directors under its 2016 incentive option plan is as follows:

	Six months ended June 30, 2016
	(Unaudited)
	Number of options	Weighted average exercise price	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	-	$-
Granted	1,968,750	0.45
Exercised	-	-
Forfieted	-	-

Outstanding at the end of the period	1,968,750	$0.45	$237

Exercisable	-	-	-

Vested and expected to vest	1,771,875	$0.45	$230

Schedule of stock-based compensation recognized

During the six month periods ended June 30, 2016, the Company recognized stock-based compensation expense related to employees and directors stock options in the amount of $5, as follows:

	Six months ended June 30,	Six months ended June 30,
	2016	2015
	Unaudited	Unaudited
Cost of revenues	3	-
Marketing and selling	1	-
General and administrative	1	-
	5	-

Schedule of warrants outstanding

The Company's  outstanding warrants as of June 30, 2016, are as follow:

Issuance date	Outstanding and exercisable	Excersice price	Exercisable through

May 18, 2016	8,510,638	0.235	May 18, 2018
May 18, 2016	7,272,727	0.275	May 18, 2020
May 18, 2016	1,021,276	0.235	November 18, 2017